Subsequent Events (Details) - Subsequent Event [Member] $ in Thousands	1 Months Ended
Feb. 28, 2019 USD ($) shares
Subsequent Event [Line Items]
Share issued	1,700,000
Share issued, value | $	$ 16,150
Number of share sales	6,117,440
Percentage of number of shares held	24.00%
Chroma [Member]
Subsequent Event [Line Items]
Percentage of number of shares held	20.50%